Consolidated Statements of Cash Flows	12 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)
Consolidated Statements of Cash Flows
Net loss	$ (36,350,790)		$ (19,588,762)	$ (9,254,790)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation of equipment and intangible assets	157,760		985,895	900,651
Amortization of right-of-use assets	185,053		421,984	235,586
Change in unrealized gains/losses on warrant liabilities	73,885		(0)	(0)
Common shares issued for services	1,351,808		185,129	673,435
Financial guarantee liability	182,200		0	0
Foreign exchange loss (gain)	(39,050)		(11,085)	(29,737)
Gain on repayment of promissory note		$ 0	0	(8,890)
Gain (loss) on sale/abandonment of assets, net	(804,429)		1,303,278	0
Interest accretion	12,671		294,000	638,134
Loss on extinguishment of convertible debentures		0	0	1,240,773
Loss on impairment of equipment	0		3,901	0
Loss on impairment of intangible assets	12,116,908		6,625,246	0
Share-based payments	826,632		1,597,655	31,566
Unidentifiable assets acquired	16,666,666		0	0
Changes in working capital accounts:
Amounts receivable	(349,896)		(92,879)	(39,368)
Prepaids and other current assets	(269,998)		10,415	1,181
Deposit	0		(177,300)	0
Accounts payable and accrued liabilities	(993,932)		1,050,328	429,204
Due to related parties	69,631		(329,446)	317,279
Deferred revenue	0		(159,000)	156,408
Net cash used in operating activities	(7,164,881)		(7,880,641)	(4,708,568)
Investing activities
Acquisition obligation	0		(432,923)	0
Cash acquired through acquisitions	25,065		0	2,779
Loans receivable, net	0		(165,428)	0
Purchase of property and equipment	(10,153)		(542,742)	0
Purchase of intangible assets	(86,462)		0	(847,161)
Net cash used in investing activities	(71,550)		(1,141,093)	(844,382)
Financing activities
Lease payments	(499,929)		(559,580)	(282,095)
Payment for debt modification	0		(250,000)
Proceeds from (repayment of) convertible debenture	600,000		(3,250,000)	4,559,206
Proceeds from exercise of warrants	189,600		0	0
Proceeds from issuance of common shares and warrants, net	1,289,343		16,310,000	1,539,315
Proceeds from issuance of special warrants, net	2,510,630		0	0
Repayment of loan payable		0	0	(20,757)
Repayment of promissory note		$ 0	(24,000)	(247,305)
Net cash provided by financing activities	4,089,644		12,226,420	5,548,364
Effects of exchange rate changes on cash	19,805		2,218	82
Net change in cash	(3,126,982)		3,206,904	(4,504)
Cash - beginning of period	3,281,704		74,800	79,304
Cash - end of period	$ 154,722		$ 3,281,704	$ 74,800